Derivative instruments (Narrative) (Detail 1)	Dec. 31, 2018	Dec. 31, 2017
Interest rate swaps contract | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	56.00%	54.00%
Interest rate swaps contract | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	28.00%	28.00%
Interest rate swaps contract | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	16.00%	18.00%
Credit default swaps | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	14.00%	23.00%
Credit default swaps | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	74.00%	65.00%
Credit default swaps | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	12.00%	12.00%
UBS AG | Interest rate swaps contract | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	56.00%	54.00%
UBS AG | Interest rate swaps contract | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	28.00%	28.00%
UBS AG | Interest rate swaps contract | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	16.00%	18.00%
UBS AG | Credit default swaps | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	14.00%	23.00%
UBS AG | Credit default swaps | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	74.00%	65.00%
UBS AG | Credit default swaps | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	12.00%	12.00%